Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Abstract]
North America	$ 14,622	$ 20,157	$ 22,856
Europe	127,521	144,846	119,286
Asia	225,366	283,275	335,039
South America	247,033	234,688	193,830
Other	1,952	6,389	8,907
Total	$ 616,494	$ 689,355	$ 679,918